Revenue (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Capitalized contract costs net	$ 21,546		$ 69,737	$ 90,662	$ 136,276
Capitalized Contract Costs Commission [Member]
Disaggregation of Revenue [Line Items]
Capitalized contracts costs incurred during the period	283,210	$ 311,149
Capitalized contract costs net	$ 21,546		$ 69,737
Demio [Member]
Disaggregation of Revenue [Line Items]
Percentage of certainity of collection of revenue	100.00%	100.00%
Reach [Member]
Disaggregation of Revenue [Line Items]
Percentage of certainity of collection of revenue	100.00%	100.00%